SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 3,033	$ 665
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	422	317
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 2,611	$ 348

[1]	During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $422 thousand and $239 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.